Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability [Line Items]
Balance beginning	$ 3,488	$ 2,380	$ 2,380
Initial fair value of derivative liability				6,481
Extinguishment of derivative liability				(5,360)
Change in fair value	606	1,090	1,108	1,259
Balance ending		3,470	3,488	2,380
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of the company’s derivative liability and warrant liability [Line Items]
Balance beginning		2,004	2,004	3,348
Extinguishment of derivative liability
Exercise of warrants			(5,816)	(1,931)
Change in fair value		2,701	3,812	587
Balance ending		$ 4,705		$ 2,004